MARSHALL GOVERNMENT INCOME FUND

(A Portfolio of Marshall Funds, Inc.)

The Advisor Class of Shares (Class A Shares)
The Investor Class of Shares (Class Y Shares)

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SUPPLEMENT TO THE OCTOBER 31, 2002 COMBINED STATEMENTS OF ADDITIONAL INFORMATION
FOR THE ADVISOR CLASS OF SHARES AND THE INVESTOR CLASS OF SHARES.

For Marshall Government Income Fund, under the section "Securities in Which the Fund Invests", please change Dollar Rolls from an Acceptable Investment to a Principal Investment.






                                                                    June 9, 2003



Cusip 572353 72 0
Cusip 572353 60 5



Edgewood Services, Inc. (Distributor)
28558 (6/03)